Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party transactions

Note 32	Related party transactions
Subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2018. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2018	2017
Bell Canada	100%	100%
Bell Mobility	100%	100%
Bell Media	100%	100%

Transactions with joint arrangements and associates
During 2018 and 2017, BCE provided communication services and received programming content and other services in the normal course of business on an arm’s length basis to and from its joint arrangements and associates. Our joint arrangements and associates include MLSE, Glentel Inc. and Dome Productions Partnership. From time to time, BCE may be required to make capital contributions in its investments.
In 2018, BCE recognized revenues and incurred expenses with our joint arrangements and associates of $17 million (2017 – $11 million) and $187 million (2017 – $177 million), respectively.

BCE Master Trust Fund
Bimcor Inc. (Bimcor), a wholly-owned subsidiary of Bell Canada, is the administrator of the Master Trust Fund. Bimcor recognized management fees of $11 million from the Master Trust Fund for 2018 and $10 million for 2017. The details of BCE’s post-employment benefit plans are set out in Note 24, Post-employment benefit plans.

Compensation of key management personnel and board of directors
The following table includes compensation of key management personnel and the board of directors for the years ended December 31, 2018 and 2017 included in our income statements. Key management personnel include the company’s Chief Executive Officer (CEO), Chief Operating Officer (COO), Group President and the executives who report directly to them.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Wages, salaries, fees and related taxes and benefits	(27)	(23)
Post-employment benefit plans and OPEBs cost	(4)	(3)
Share-based compensation	(23)	(23)
Key management personnel and board of directors compensation expense	(54)	(49)